Document and Entity Information	0 Months Ended
Jan. 31, 2015
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jan. 31, 2015
Registrant Name	MORGAN STANLEY US GOVERNMENT MONEY MARKET TRUST
Central Index Key	0000356409
Amendment Flag	false
Document Creation Date	May 29, 2015
Document Effective Date	May 29, 2015
Prospectus Date	May 29, 2015
MORGAN STANLEY US GOVERNMENT MONEY MARKET TRUST | MORGAN STANLEY US GOVERNMENT MONEY MARKET TRUST
Risk/Return:
Trading Symbol	DWGXX